Basic and Diluted Net Income (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share	1,319,391	1,084,918	433,682	233,905
Warrants to Purchase Preferred Stock on an as-Converted Basis [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share			4,344	4,344
Convertible Preferred Stock on an as-Converted Basis [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share			402,438	204,253
Stock Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share	377,134	309,369	26,900	25,308
Unvested RSU's [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share	61,250	44,539
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on net loss per share	881,007	731,010